Post-employment benefits - Changes in the effect of the asset ceiling (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of post-employment benefits [Line items]
Interest expenses - pensions	€ 37	€ 48	€ 70
Effect of asset ceiling [Member]
Disclosure of post-employment benefits [Line items]
Net defined benefit liability (asset) beginning of period	105	90
Interest expenses - pensions	4	14
Remeasurements	(100)	(21)
Translation differences and other	€ (9)	22
Net defined benefit liability (asset) end of period		€ 105	€ 90